Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value
Note 16.	Fair Value

Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  The Company uses fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures.  The Company did not have any liabilities that were required to be valued at fair value under ASC 820 at December 31, 2011.  The Company's securities available-for-sale are recorded at fair value on a recurring basis.  Additionally, from time to time, the Company may be required to record at fair value other assets or liabilities on a non-recurring basis, such as foreclosed real estate and impaired loans.  These non-recurring fair value adjustments involve the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

In accordance with ASC 820, the Company groups its assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value.  These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market.  These unobservable assumptions reflect the Company's own estimates of assumptions that market participants would use in pricing the asset or liability.  Valuation techniques include the use of option pricing models, discounted cash flow models, and similar techniques.  The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.

Fair value measurements for assets measured at fair value on a recurring basis at December 31, 2011 and December 31, 2010 were as follows:

	Fair Value Measurements at December 31, 2011

	Quoted Prices in Active
	Markets For	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Description

Debt securities:
U.S. Government agencies	$-	$5,300,495	$-	$5,300,495
Mortgage-backed securities	-	18,259,394	-	18,259,394
Collateralized mortgage obligations	-	26,656,848	-	26,656,848
State and local obligations	-	14,153,203	-	14,153,203
Corporate bonds	3,597,017	-	-	3,597,017
Total Securities available-for-sale	$3,597,017	$64,369,940	$-	$67,966,957

	Fair Value Measurements at December 31, 2010

	Quoted Prices in Active
	Markets For	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Description

Debt securities:
U.S. Government agencies	$-	$8,693,919	$-	$8,693,919
Mortgage-backed securities	-	13,862,829	-	13,862,829
Collateralized mortgage obligations	-	19,288,124	-	19,288,124
State and local obligations	-	4,989,663	-	4,989,663
Corporate bonds	1,601,236	-	-	1,601,236
Total Securities available-for-sale	$1,601,236	$46,834,535	$-	$48,435,771

When available, quoted market prices are used to determine the fair value of investment securities and such items are classified within Level 1 of the fair value hierarchy.  Examples include equity securities, U.S. Treasury securities and certain corporate bonds.  For other securities, the Company determines fair value based on various sources and may include observable prices for similar bonds where a price for the identical bond is not observable.  Securities measured at fair value by such methods are classified as Level 2.  The fair values of Level 2 securities are determined by pricing models that consider observable market data, such as interest rate volatilities, LIBOR yield curve, credit spreads and prices from market makers, and live trading systems.  Certain securities are not valued based on observable inputs and are, therefore, classified as Level 3.

The fair value of these securities is based on management's best estimates.  The Company's policy is to recognize transfer between levels at the end of each reporting period, if applicable.  There were no transfers between levels during the years ended December 31, 2011 and 2010.

Fair value measurements for assets measured at fair value on a nonrecurring basis were as follows:

	2011
	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Impaired loans	$-	$-	$9,986,777	$9,986,777
Foreclosed real estate	-	-	1,749,986	1,749,986
Title plant	-	-	475,704	475,704
Total	$-	$-	$12,212,467	$12,212,467

	2010
	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Impaired loans	$-	$-	$13,597,475	$13,597,475
Foreclosed real estate	-	-	4,586,399	4,586,399
Total	$-	$-	$18,183,874	$18,183,874

Impaired loans are evaluated and valued at the time the loan is identified as impaired, at the lower of cost or fair value.  Fair value is measured based on the value of the collateral securing these loans or discounted cash flows and is classified at a Level 3 in the fair value hierarchy.  Collateral may be real estate and/or business assets including equipment, inventory and/or accounts receivable.  Such collateral's fair value is determined based on appraisals by qualified licensed appraisers hired by the Company, and/or management's expertise and knowledge of the client and client's business.

Foreclosed real estate is initially recorded at fair value less estimated selling costs.  Subsequently it is carried at the lower of cost or fair value less estimated selling costs.  Fair value is estimated through current appraisals or listing prices.  Estimated fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.

Title plant is carried at cost and is subject to impairment testing on an annual basis or more often if conditions indicate a possible impairment.  In determining the amount of impairment, fair value was estimated using industry multiples and cash flow data and included management adjustments based on current industry conditions and as such are classified in Level 3.

Fair Value Disclosures

Generally accepted accounting principles require disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis.  The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above.  The methodologies for other financial assets and financial liabilities are discussed below:

Cash and due from banks:  The carrying amount of cash and due from banks represents the fair value.

Investments in certificates of deposit:  The fair value of investments in certificates of deposit is estimated based on discounted cash flows using current market interest rates.

Restricted equity securities:  The fair value of this untraded stock is estimated at its carrying value because the Company is able to redeem the stock at par value.

Loans held for sale:  Fair values are based on quoted market prices of similar loans sold on the secondary market.

Loans:  For variable-rate loans that reprice frequently and have experienced no significant change in credit risk, fair values are based on carrying values.  Fair values for all other loans are estimated based on discounted cash flows, using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality.

Deposits:  Fair values disclosed for demand, savings and money market savings deposits equal their carrying amounts, which represent the amount payable on demand.  Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregate expected monthly maturities on time deposits.

Borrowed funds:  The fair value of borrowed funds is estimated based on discounted cash flows using currently available borrowing rates.

Accrued interest receivable and payable:  The fair values of both accrued interest receivable and payable are their carrying amounts.

Commitments to extend credit:  The fair values of commitments to extend credit are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and creditworthiness of the counterparties.  At December 31, 2011 and 2010, the carrying amount and fair value of the commitments were not significant.

The carrying amounts and fair values of the Company's financial instruments as of December 31, 2011 and 2010 were as follows:

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
		(nearest 000)		(nearest 000)
Financial assets:
Cash and due from banks	$17,405,082	$17,405,000	$20,603,808	$20,604,000
Investments in certificates of deposit	3,631,000	3,631,000	12,689,000	12,689,000
Securities available for sale	67,966,957	67,967,000	48,435,771	48,436,000
Restricted equity securities	3,123,200	3,123,000	3,017,200	3,017,000
Loans, net	311,377,863	320,358,000	334,460,567	341,055,000
Loans held for sale	1,657,813	1,658,000	332,178	332,000
Accrued interest receivable	1,622,767	1,623,000	1,754,292	1,754,000
Financial liabilities:
Deposits	360,850,727	362,938,000	349,832,904	353,328,000
Borrowed funds	25,750,000	26,697,000	49,250,000	51,118,000
Accrued interest payable	21,377	21,000	162,034	162,000